PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
PROVISIONS (CURRENT AND NON-CURRENT)

15. PROVISIONS (CURRENT AND NON-CURRENT)

	Consolidated
	2021 $	2020 $
Current provisions
Annual leave	171,398	152,239
Long service leave	201,782	189,104
Make good (1)	91,590	91,590
Total current provisions	464,770	432,933
Non-current provisions
Long service leave	8,860	1,927
Make good (1)	—	—
Total non-current provisions	8,860	1,927
Total provisions	473,630	434,860

(1)	Make good provision

15. PROVISIONS (CURRENT AND NON-CURRENT) (cont.)

	Consolidated
	2021 $	2020 $
Reconciliation of annual leave provision
Balance at the beginning of the financial year	152,239	152,352
Add: obligation accrued during the year	62,461	38,270
Less: utilised during the year	(43,302)	(38,383)
Balance at the end of the financial year	171,398	152,239
Reconciliation of long service leave provision
Balance at the beginning of the financial year	191,031	244,549
Add: obligation accrued during the year	19,611	3,454
Less: utilised during the year	—	(56,972)
Balance at the end of the financial year	210,642	191,031